BANK LOANS	12 Months Ended
Dec. 31, 2014
BANK LOANS [Text Block]

13. BANK LOANS

(a) Short-term bank loans

	December 31,	December 31,
	2014	2013
Secured short-term loans (1)	$54,767,968	$51,160,152
Unsecured short-term loans (2)	7,819,200	7,693,901
Add: amounts due within one year under long-term loan contracts	97,675	94,279
Total short-term bank loans	$62,684,843	$58,948,33 2

(1) Detailed information of secured short-term loan balances as of December 31, 2014 and 2013 were as follows:

	December 31,	December 31,
	2014	2013
Secured by IST, iASPEC, Mr. Lin and collateralized by plants	$32,580,000	$32,740,000
Guaranteed by ISIOT	5,701,500	2,455,500
Guaranteed by iASPEC and Mr. Lin	4,048,912	-
Collateralized by land and office buildings and guaranteed by IST	3,258,000	3,274,000
Secured by iASPEC’s trade receivables	1,629,000	-
Secured by Geo's intangible assets	1,466,100	-
Collateralized by land and office buildings and guaranteed by iASPEC and ISIOT	2,443,500	2,455,500
Guaranteed by High-tech Investment Company (i)	814,500	-
Guaranteed by High-tech Investment Company and Mr. Lin (i)	741,195	-
Secured by Zhongtian’s intangible assets	-	523,840
Guaranteed by CNIT and IST	372,422	-
Collateralized by office buildings and guaranteed by iASPEC and Mr.Lin.	-	2,455,500
Guaranteed by iASPEC and IST	-	1,735,220
Secured by ISIOT’s trade receivables and guaranteed by the Company and ISIOT	-	940,667
Secured by Bocom’s trade receivables and guaranteed by the Company	137,165	478,540
Guaranteed by Mr. Lin	-	381,306
Collateralized with restricted cash	439,830	-
Guaranteed byBocom, iASPEC and the Company	1,135,844	-
Secured by ISIOT’s trade receivables and guaranteed by IST	-	2,716,126
Secured by Zhongtian’s trade receivables	-	1,003,953
Total	$54,767,968	$51,160,152

(i) High-tech Investment Company is a third party.

(2) Unsecured short-term loans are fiduciary bank loans, bearing interest rates ranging from 6.44% to 7.8%, due within one year.

(b) Long-term bank loans

	December 31,	December 31,
	2014	2013
Secured long-term loans	$312,305	$406,826
Less: amounts due within one year under long-term loan contracts	(97,675)	(94,279)
Total long-term bank loans	$214,630	$312,547

As of December 31, 2014, the Company has borrowings from banks, expiring at various dates from January 9, 2015 to January 8, 2018, primarily used to finance working capital requirements. The bank borrowings are in the form of credit facilities. Amounts available to the Company from the banks are based on the amount of collateral pledged or the amount guaranteed by the Company’s subsidiaries. These borrowings bear interest rates ranging from 1.8% to 8.1% per annum. The weighted average interest rate on short term debt is approximately 7.63%, 7.00% and 7.01% for the years ended December 31, 2014, 2013 and 2012, respectively.